Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2009		$ 672.6	$ 939.7	$ 3,683.1	$ 453.2
Stock options exercised		3.4	23.8
Net income	1,068.3			1,068.3
Other comprehensive income (loss)	330.5				330.5
Tax benefit from exercise/vesting of equity-based compensation			14.0
Treasury shares purchased		(13.3)	(19.3)	(226.0)
Net restricted equity awards (issued) forfeited		(0.3)	0.3
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(924.8)
Amortization of equity-based compensation			44.8
Reinvested dividends on restricted stock units			3.8	(3.8)
Other			0	(1.1)
Balance, End of year at Dec. 31, 2010	6,048.9	662.4	1,007.1	3,595.7	783.7
Stock options exercised		2.0	20.4
Net income	1,015.5			1,015.5
Other comprehensive income (loss)	(91.2)				(91.2)
Tax benefit from exercise/vesting of equity-based compensation			6.4
Treasury shares purchased		(51.3)	(80.7)	(865.8)
Net restricted equity awards (issued) forfeited		(0.1)	0.1
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(248.1)
Amortization of equity-based compensation			50.3
Reinvested dividends on restricted stock units			2.6	(2.6)
Other			0	0.3
Balance, End of year at Dec. 31, 2011	5,806.7	613.0	1,006.2	3,495.0	692.5
Stock options exercised		0.1	0.4
Net income	902.3			902.3
Other comprehensive income (loss)	178.5				178.5
Tax benefit from exercise/vesting of equity-based compensation			5.8
Treasury shares purchased		(8.6)	(14.5)	(151.1)
Net restricted equity awards (issued) forfeited		0.1	(0.1)
Cash dividends declared on common shares ($1.2845, $.4072, and $1.3987 per share)				(772.5)
Amortization of equity-based compensation			62.4
Reinvested dividends on restricted stock units			11.2	(11.2)
Other			5.6	(8.1)
Balance, End of year at Dec. 31, 2012	$ 6,007.0	$ 604.6	$ 1,077.0	$ 3,454.4	$ 871.0